Defined Benefit Obligation and Other Long-Term Liabilities (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit obligation (Note 27)	CAD 235	CAD 208
Deferred coal revenues	60	62
Long-term incentive accruals (Note 26)	16	14
Other	48	46
Total	359	330
Deferred reimbursement income	CAD 9	CAD 10